Related parties (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Details of Balances [Abstract]
Credit receivables (current)		$ 9,065		$ 19,387
Credit receivables (non-current)		17,006		15,768
Total receivables from related parties		26,071		35,155
Credit payables (current)		11,406		9,494
Credit payables (non-current)		0		5
Total payables to related parties		11,406		9,499
Transactions with Related Party [Abstract]
Financial income		1,620	$ 1,232
Financial expenses		(164,353)	(189,524)
Arroyo Netherlands II B.V [Member]
Details of Balances [Abstract]
Proceeds from related party related to current credit receivables	$ 8,200
Amherst Island Partnership [Member]
Details of Balances [Abstract]
Dividend receivable		5,500		6,300
Algonquin [Member]
Details of Balances [Abstract]
Credit payables (current)		5,400		$ 6,100
Subsidiaries [Member]
Transactions with Related Party [Abstract]
Financial income		682	1,029
Financial expenses		$ (126)	$ (62)